Summary of Significant Accounting Policies - Schedule of Depreciation Using the Straight-Line Method over the Estimated Useful Lives (Details)	May 31, 2025
Office equipment [Member]
Schedule of Depreciation Using the Straight-Line Method over the Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Furniture and fixtures [Member]
Schedule of Depreciation Using the Straight-Line Method over the Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Motor vehicle [Member]
Schedule of Depreciation Using the Straight-Line Method over the Estimated Useful Lives [Line Items]
Estimated useful lives	3 years